PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PREPAID EXPENSES AND OTHER ASSETS
Prepaid insurance	$ 537,022	$ 367,969	$ 269,262
Deposits on rental agreements	103,688	128,680	119,660
Retainers for professional services	32,491	23,000	23,000
Other prepaid expenses and other assets	114,533	185,822	218,120
Prepaid expenses and other assets	$ 787,734	$ 705,471	$ 630,042